Income Taxes - Summary Of Reconciliation Of Valuation Allowance For Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ (15,498)	$ (12,443)
Change in valuation allowance	(14,548)	(3,055)
Ending balance	$ (30,046)	$ (15,498)